Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund,

each a series of Virtus Opportunities Trust

Supplement dated September 30, 2011 to the

Summary Prospectuses and Statutory Prospectus,

each dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became an investment subadviser for the above-named funds. The portfolio manager at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.

VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

Each fund’s summary and statutory prospectuses are hereby revised as described below.

•

For Virtus Allocator Premium AlphaSector Fund and Virtus Global Premium AlphaSector Fund, the description of the subadviser under “Management” in each fund’s summary prospectus and in the respective summary section of the funds’ statutory prospectus is revised to read: “The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared”).” The description of Ms. Robinson under “Portfolio Management” is replaced with the following: “Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has been Portfolio Manager since inception in March 2011.”

•

For Virtus AlphaSector Rotation Fund, the description of the subadviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to read: “The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Investments, Inc. (“F-Squared”).” The description of Ms. Robinson under “Portfolio Management” is replaced with the following: “Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has been Portfolio Manager since 2009.”

•

For Virtus Alternatives Diversifier Fund, the description of the adviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to add: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.” The description of Mr. Neel is replaced with the following: “Carlton Neel, Senior Managing Director at Euclid, is a manager of the fund. Mr. Neel has been Portfolio Manager since 2008.” The description of Mr. Dickerson is replaced with the following: “David Dickerson, Managing Director at Euclid, is a manager of the fund. Mr. Dickerson has been Portfolio Manager since 2008.”

•

For Virtus Premium AlphaSector Fund, the description of the subadviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to read: “The fund’s subadvisers are Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared”).” The description of Ms. Robinson under “Portfolio Management” is replaced with the following: “Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has been Portfolio Manager since inception in July 2010.”

•	The second and third sentences in the second paragraph under “The Adviser” on page 117 are hereby deleted.

•	The table showing subadvisers under “Management of the Funds” on page 118 is amended by adding or revising certain rows as follows:

Virtus Allocator Premium AlphaSector Fund	Euclid Advisors LLC (“Euclid”) and F-Squared Institutional Advisors, LLC (“F-Squared Institutional”)
Virtus AlphaSector Rotation Fund	Euclid and F-Squared Investments, Inc.
Virtus Alternatives Diversifier Fund	Euclid
Virtus Global Premium AlphaSector Fund	Euclid and F-Squared Institutional
Virtus Premium AlphaSector Fund	Euclid and F-Squared Institutional

•	The following is added under “The Subadvisers” on page 120:

Euclid, an affiliate of VIA, is located at 100 Pearl Street, Hartford, CT 06103. Euclid serves as subadviser to mutual funds. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management. As subadviser to Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund, Euclid is responsible for determining final allocations and trading decisions following receipt of F-Squared’s and F-Squared Institutional’s investment recommendations.

•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 121 is amended by adding the following rows:

Virtus Allocator Premium AlphaSector Fund	To Euclid: 20% of net investment management fee To F-Squared Institutional: 50% of net investment management fee
Virtus AlphaSector Rotation Fund	To Euclid: 20% of net investment management fee To F-Squared: 50% of net investment management fee
Virtus Alternatives Diversifier Fund	50% of net investment management fee
Virtus Global Premium AlphaSector Fund	To Euclid: 20% of net investment management fee To F-Squared Institutional: 50% of net investment management fee
Virtus Premium AlphaSector Fund	To Euclid: 20% of net investment management fee To F-Squared Institutional: 50% of net investment management fee

•

The following sentence is added to the paragraph after the table showing subadvisory fees: “With respect to the Virtus Allocator Premium AlphaSector Fund, Virtus Alpha Sector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund, the basis for the Board of Trustees approving the subadvisory agreement with Euclid is expected to be available in the funds’ 2011 annual report, covering the period October 1, 2010 through September 30, 2011.”

•

The table and narrative under “VIA” on pages 125 and 126 regarding portfolio managers is hereby deleted. The following disclosure is inserted on page 123 immediately following the information about portfolio managers of Duff & Phelps.

Euclid

Virtus Allocator Premium AlphaSector Fund	Amy Robinson (since inception in March 2011)
Virtus AlphaSector Rotation Fund	Amy Robinson (since 2009)
Virtus Alternatives Diversifier Fund	Carlton Neel David Dickerson (both since 2008)
Virtus Global Premium AlphaSector Fund	Amy Robinson (since inception in March 2011)
Virtus Premium AlphaSector Fund	Amy Robinson (since inception in July 2010)

David Dickerson. Mr. Dickerson is Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Carlton Neel. Mr. Neel is Senior Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig. He also serves as portfolio manager of the Virtus Balanced Fund (equity portion), Virtus Growth & Income Fund and Virtus Tactical Allocation Fund (equity portion), as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Amy Robinson. Ms. Robinson is Managing Director of Euclid (since September 2011) and of VIA (since 1992) and leads VIA’s equity trading function. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As Portfolio Manager of the above-named funds, she is responsible for determining final allocations and trading decisions following receipt of the limited services subadviser’s investment recommendations. Ms. Robinson has 31 years of investment experience and is former president of the Security Traders Association of Connecticut.

Virtus CA Tax-Exempt Bond Fund

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 30, 2011, Newfleet Asset Management, LLC (“Newfleet”) became the investment subadviser for the Virtus CA Tax-Exempt Bond Fund, which was previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the fund’s investment adviser. The portfolio manager at VIA responsible for the fund will continue to manage the fund on behalf of Newfleet.

VIA will continue to be the fund’s investment adviser. No changes to the fund’s principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.

The fund’s summary and statutory prospectuses are hereby revised as described below.

•

The following is added after the sentence under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus: “The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA (since September 2011).”

•	The second sentence in the second paragraph under “The Adviser” on page 117 is hereby deleted.

•

The description of Mr. Heaney under “Portfolio Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is replaced with the following: “Timothy M. Heaney, CFA, Senior Portfolio

Manager – Municipal Securities at Newfleet, is the manager of the fund. Mr. Heaney has been Portfolio Manager since 1997 and co-managed the fund from 1996 to 1997.”

•	The table showing subadvisers for each of the funds under “Management of the Funds” on page 118 is amended by adding the following row:

Virtus CA Tax-Exempt Bond Fund	Newfleet Asset Management, LLC (“Newfleet”)

•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 121 is amended by adding the following row:

Virtus CA Tax-Exempt Bond Fund	50% of net investment management fee

•

The following sentence is added to the paragraph after the table showing subadvisory fees: “With respect to the Virtus CA Tax-Exempt Bond Fund, the basis for the Board of Trustees approving the subadvisory agreement is expected to be available in the fund’s 2011 annual report, covering the period October 1, 2010 through September 30, 2011.”

•

The information about Mr. Heaney in the table under “VIA” on page 126 is moved to appear under “SCM Advisors” (renamed “Newfleet” by supplement) on page 124. The biographical information for Mr. Heaney under “VIA” is removed and the following is inserted under “SCM Advisors” (renamed “Newfleet” by supplement).

Timothy M. Heaney, CFA. Mr. Heaney is Senior Portfolio Manager – Municipal Securities at Newfleet (since September 2011) and served as Senior Vice President and Portfolio Manager, Fixed Income of VIA (2008 to September 2011). Previously, he was associated with Goodwin Capital Advisers, Inc. (2007 to 2008), formerly an affiliate of VIA, and was also Managing Director, Fixed Income (1997-2007), Director, Fixed Income Research (1996 to 1997) and Investment Analyst (1995 to 1996) of VIA. He served as Investment Analyst of Phoenix Life Insurance Company from 1992 until 1994. Mr. Heaney also manages DTF Tax-Free Income, Inc., a closed-end fund managed by Duff & Phelps Investment Management Co, an affiliate of Newfleet and VIA.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8020/Euclid&NewfleetChanges (9/2011)

Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund,

each a series of Virtus Opportunities Trust

Supplement dated September 30, 2011 to the

Statement of Additional Information (“SAI”)

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund. The portfolio manager at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 30, 2011, Newfleet Asset Management, LLC (“Newfleet”) became the investment subadviser for the Virtus CA Tax-Exempt Bond Fund, which was previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the fund’s investment adviser. The portfolio manager at VIA responsible for the fund will continue to manage the fund on behalf of Newfleet.

VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

The SAI is hereby revised as described below.

•	The following row is added to the “Non-Public Holdings Information” table on page 40:

Subadviser (Allocator Premium AlphaSector Fund, AlphaSector Rotation Fund, Alternatives Diversifier Fund, Global Premium AlphaSector Fund and Premium AlphaSector Fund)	Euclid Advisors LLC	Daily, with no delay

•	The row in the “Non-Public Holdings Information” table on page 40 pertaining to SCM Advisors, LLC (renamed Newfleet by supplement) is revised to read:

Subadviser (Bond Fund, CA Tax-Exempt Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund)	Newfleet Asset Management, LLC	Daily, with no delay

•	The following disclosure is added under “The Subadvisers” on page 44:

Euclid Advisors LLC (“Euclid”)

Euclid, an affiliate of VIA, is the subadviser to the Allocator Premium AlphaSector Fund, AlphaSector Rotation Fund, Alternatives Diversifier Fund, Global Premium AlphaSector Fund and Premium AlphaSector Fund and has offices located at 900 Third Avenue, New York, NY 10022 and 100 Pearl Street, Hartford, CT 06103. Euclid acts as subadviser to mutual funds. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to Euclid the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds. Euclid will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Euclid a fee at the rate of 20% of the net investment management fee paid by Allocator Premium AlphaSector Fund, AlphaSector Rotation Fund, Global Premium AlphaSector Fund and Premium AlphaSector Fund and 50% of the net investment management fee paid by Alternatives Diversifier Fund.

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The description of SCM Advisors (renamed Newfleet by supplement) under “The Subadvisers” on page 45 is revised to add the CA Tax-Exempt Bond Fund to the list of funds for which Newfleet serves as subadviser.

•

The subheading “Compensation of Portfolio Managers of Virtus Investment Advisers, Inc., Duff & Phelps and SCM Advisors” (SCM Advisors renamed Newfleet by supplement) on page 47 is revised to include Euclid. The following information is added to the table under the subheading “Incentive Bonus:”

CA Tax-Exempt Bond Fund	Lipper California Municipal Debt Universe

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Euclid&NewfleetChanges (9/2011)